CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 4.1%
Cable & Satellite - 1.3%
Comcast Corporation - Class A	60,900	$ 2,640,015

Telecommunications - 2.8%
Verizon Communications, Inc.	133,686	5,609,465

Consumer Discretionary - 11.3%
Apparel & Textile Products - 2.3%
NIKE, Inc. - Class B	48,750	4,581,525

Leisure Facilities & Services - 3.9%
McDonald's Corporation	27,755	7,825,522

Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	26,575	10,194,170

Consumer Staples - 12.0%
Beverages - 2.7%
PepsiCo, Inc.	30,895	5,406,934

Household Products - 2.6%
Procter & Gamble Company (The)	32,230	5,229,317

Retail - Consumer Staples - 6.7%
Kroger Company (The)	100,721	5,754,191
Walmart, Inc.	127,506	7,672,036
		13,426,227
Energy - 6.2%
Oil & Gas Producers - 6.2%
Chevron Corporation	34,070	5,374,202
Exxon Mobil Corporation	60,814	7,069,019
		12,443,221
Financials - 16.0%
Asset Management - 8.3%
BlackRock, Inc.	10,284	8,573,771
Charles Schwab Corporation (The)	110,300	7,979,102
		16,552,873
Banking - 7.7%
JPMorgan Chase & Company	25,800	5,167,740
M&T Bank Corporation	23,040	3,350,938

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 16.0% (Continued)
Banking - 7.7% (Continued)
Northern Trust Corporation	30,300	$ 2,694,276
PNC Financial Services Group, Inc. (The)	25,400	4,104,640
		15,317,594
Health Care - 14.3%
Biotech & Pharma - 5.4%
Johnson & Johnson	27,470	4,345,479
Merck & Company, Inc.	49,590	6,543,401
		10,888,880
Health Care Facilities & Services - 3.1%
CVS Health Corporation	76,620	6,111,211

Medical Equipment & Devices - 5.8%
Becton, Dickinson and Company	23,725	5,870,751
Medtronic plc	66,400	5,786,760
		11,657,511
Industrials - 19.3%
Aerospace & Defense - 3.1%
RTX Corporation	63,545	6,197,544

Commercial Support Services - 4.0%
Republic Services, Inc.	42,050	8,050,052

Electrical Equipment - 2.5%
Carrier Global Corporation	83,710	4,866,062

Machinery - 9.7%
Caterpillar, Inc.	32,880	12,048,218
Deere & Company	17,783	7,304,190
		19,352,408
Materials - 2.2%
Chemicals - 2.2%
DuPont de Nemours, Inc.	55,891	4,285,163

Technology - 11.9%
Semiconductors - 2.8%
Texas Instruments, Inc.	32,765	5,707,991

Software - 6.9%
Microsoft Corporation	32,595	13,713,368

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 11.9% (Continued)
Technology Services - 2.2%
International Business Machines Corporation	23,000	$ 4,392,080

Utilities - 2.4%
Electric Utilities - 2.4%
NextEra Energy, Inc.	75,049	4,796,382

Total Common Stocks (Cost $95,231,552)		$ 199,245,515

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 5.23% (a) (Cost $693,859)	693,859	$ 693,859

Total Investments at Value - 100.0% (Cost $95,925,411)		$ 199,939,374

Liabilities in Excess of Other Assets - (0.0%) (b)		(86,055)

Net Assets - 100.0%		$ 199,853,319

(a)	The rate shown is the 7-day effective yield as of March 31, 2024.
(b)	Percentage rounds to less than 0.1%.